Schedule of Investments (unaudited) January 31, 2020	iShares® Treasury Floating Rate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Floating Rate Note
1.58%, 07/31/20, (3 mo.Treasury money market yield + 0.043%)(a)	$58,205	$58,199,788
1.58%, 10/31/20,
(3 mo.Treasury money market yield + 0.045%)(a)	51,136	51,124,615
1.65%, 01/31/21,
(3 mo.Treasury money market yield + 0.115%)(a)	174,929	174,981,444
1.67%, 04/30/21,
(3 mo.Treasury money market yield + 0.139%)(a)	40,167	40,182,695
1.76%, 07/31/21,
(3 mo.Treasury money market yield + 0.220%)(a)	27,156	27,193,600
1.84%, 10/31/21,
(3 mo.Treasury money market yield + 0.300%)(a)	96,387	96,664,118

		448,346,260

Total U.S. Government Obligations — 99.0% (Cost: $448,059,799)		448,346,260

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	4,724	$4,724,000

Total Short-Term Investments — 1.0% (Cost: $4,724,000)		4,724,000

Total Investments in Securities — 100.0% (Cost: $452,783,799)		453,070,260

Other Assets, Less Liabilities — (0.0)%		(37,538)

Net Assets — 100.0%		$453,032,722

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,581	1,143	4,724	$4,724,000	$5,253	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$448,346,260	$—	$448,346,260
Money Market Funds	4,724,000	—	—	4,724,000

	$4,724,000	$448,346,260	$—	$453,070,260

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